1933 Act File No. 33-48907
                                                 1940 Act File No. 811-7047

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.    35   ...................        X
                                    --

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.    35   ..................................        X
                     --

                           MARSHALL FUNDS, INC.
            (Exact Name of Registrant as Specified in Charter)

                          1000 North Water Street
                        Milwaukee, Wisconsin 53202
                 (Address of Principal Executive Offices)

                              (414) 287-8555
                      (Registrant's Telephone Number)

                       Michael A. Hatfield, Esquire
                          770 North Water Street
                        Milwaukee, Wisconsin 53202
                  (Name and Address of Agent for Service)
             (Notice should be sent to the Agent for Service)

It is proposed that this filing will become effective:


    immediately upon filing pursuant to paragraph (b)
 _  on ____________ pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i) on ____________ pursuant to paragraph (a)(i)
 X 75 days after filing pursuant to paragraph (a)(ii) on ____________ pursuant to paragraph (a)(ii) of Rule 485.


If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:     Janet Olsen, Esquire
               Bell, Boyd & Lloyd
               Three First National Plaza
               70 West Madison Street, Suite 3300
               Chicago, Illinois 60602-4207



Marshall Money Market Fund
The Investor Class of Shares
(Class Y)

Table of Contents

Risk/Return Profile...........................
Fees and Expenses of the Fund.................
The Main Risks of Investing in the Fund.......
Securities Descriptions.......................
How to Buy Shares.............................
How to Redeem and Exchange Shares.............
Account and Share Information.................
Marshall Funds, Inc. Information..............
Financial Highlights..........................
An investment in Marshall Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
Prospectus
October 31, 2002

        Risk/Return Profile
---------------------------------------------------------------------------
Marshall Money Market Fund
Goal: To provide current income consistent with stability of principal.

Strategy: Fund assets are invested in high quality, short-term money market instruments. In order to produce income which minimizes volatility, the Adviser uses a "bottom-up" approach, which evaluates debt securities of individual companies against the context of broader market factors such as the cyclical trend in interest rates, the shape of the yield curve and debt security supply factors.

Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund. In addition, the Fund is subject to credit risks, interest rate risks, call risks, and liquidity risks.


Annual Total Return (calendar years 1993-2001)
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Total Return
------------------------------------------------------------------------------
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Best quarter                          (4Q00)                     1.60%
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Worst quarter                         (2Q93)                     0.72%
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Year-to-date                          (3Q02)
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-------------------------------------------------------
                                 7-Day Net Yield
-------------------------------------------------------
-------------------------------------------------------
7-Day Net Yield (as of
12/31/01)*
-------------------------------------------------------

Average Annual Total Return through 12/31/2001**
-------------------------------------------------------------------------------
                                                               Since 11/23/92
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                           1 Year              5 Year             inception
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Fund                        5.04%               5.39%               4.83%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
MFRA                        4.61%               5.57%               4.44%
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*Investors may call the Fund to learn the current 7-Day Net Yield at
1-800-236-FUND (3863).

**The table shows the Fund's average annual total returns over a period of time relative to the Money Fund Report AveragesTM (MFRA) (formerly, IBC Financial Data), an average of money funds with similar objectives.

As with all mutual funds, past performance does not necessarily predict future performance. Shares of the Marshall Fund offered by this prospectus are not sold subject to a sales charge (load). The total returns displayed are based on a net asset value.


Fees and Expenses of the Fund
---------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold Investor Class of Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)*            None
Annual Fund Operating Expenses_(expenses deducted and expressed as a percentage of the Fund's net assets)
Management Fee                                                         0.15% (2)
Distribution (12b-1) Fee                                               None
Shareholder Servicing Fee                                              0.25%
Other Expenses                                                         0.11%
Total Annual Fund Operating Expenses(1)                                0.51%


     (1) Although not contractually obligated to do so, the Adviser expects to waive certain amounts. The net expenses the Fund actually paid for the fiscal year ended August 31, 2002 are shown below.

     Total Annual Fund Operating Expenses (after waivers) 0.46%

     (2) The Adviser voluntarily waived a portion of the management fee. The Adviser may terminate this voluntary waiver at any time. The management fee paid by the Fund's Investor Class of Shares (after the voluntary waiver) was [ ]% for the fiscal year ended August 31, 2002.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Fund will bear either directly or indirectly. Marshall & Ilsley Trust Company N.A. (M&I Trust), an affiliate of the Adviser, receives custodial and administrative fees for the services it provides to shareholders. For more complete descriptions of the various costs and expenses, see "Marshall Funds, Inc. Information." Wire-transferred redemptions may be subject to an additional fee.

Example
This example is intended to help you compare the cost of investing in the Fund's Investor Class of Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund's Investor Class of Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's Investor Class of Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


---------------------------------------------------------------------------
1 Year                                                                   $52
3 Years                                                                  $164
5 Years                                                                  $285
10 Years                                                                 $640
---------------------------------------------------------------------------
The above example should not be considered a representation of past or future expenses. Actual expenses may be greater than those shown.

The Main Risks of Investing in the Fund
---------------------------------------------------------------------------
        As with all money market funds, the Fund is subject to certain risks, which are described below.

 Interest Rate Risks. Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

        Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

 Credit Risks. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund may lose money.

        Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

        Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

        Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

 Call Risks. Some of the securities in which the Fund invests may be redeemed by the issuer before maturity (or "called"). This will most likely happen when interest rates are declining. If this occurs, the Fund may have to reinvest the proceeds in securities that pay a lower interest rate, which may decrease the Fund's yield.

 Liquidity Risks. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

        These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

        Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.


                                                    Securities Descriptions
---------------------------------------------------------------------------
        Following is a description of the main securities in which the Fund invests.

 Commercial Paper. Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

 Demand Instruments. Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

 Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

 Bank Instruments. Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

 Insurance Contracts. Insurance contracts include guaranteed investment contracts, funding agreements and annuities. Funding Agreements (Agreements) are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, the Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits guaranteed interest to the Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days' notice or less. Therefore, Agreements are typically considered to be illiquid investments.

 Mortgage Backed Securities. Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

        Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

 Asset Backed Securities. Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

 Agency Securities. Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as Treasury securities.

 Treasury Securities. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

                                                          How to Buy Shares
---------------------------------------------------------------------------
 Who May Purchase Investor Class? Investor Class of Shares is for investors that invest on their own behalf. To open an account with the Fund, the first investment must be at least $1,000. The minimum investment amount to add to your existing account is $50. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. In special circumstances, these minimums may be waived or lowered at the Fund's discretion.

 What Do Shares Cost? You can buy Investor Class of Shares of the Fund at net asset value (NAV), without a sales charge, on any day the New York Stock Exchange (NYSE) is open for business. When the Fund receives your transaction request in proper form, it is processed at the next determined NAV. The NAV for the Fund is determined twice daily at 12:00 Noon (Central Time) and 3:00 p.m. (Central
        Time). In calculating NAV, the Fund's portfolio is valued using amortized cost.

        In response to and for the duration of any extraordinary circumstances, the Fund reserves the ability to modify when the Fund will open for purchase, exchange and redemption transactions, and when the Fund will calculate NAV.

 How Do I Purchase Shares? You may purchase shares directly from the Fund by completing and mailing the Account Application and sending your payment to the Fund by check or wire.

        Your purchase order must be received by the Fund by 12:00 Noon (Central Time) to receive dividends on that day. The Fund reserves the right to reject any purchase request. However, you are not the owner of Fund shares (and therefore will not receive dividends) until payment for the shares is received.

        In order to purchase shares, you must reside in a jurisdiction where Fund shares may lawfully be offered for sale. In addition, you must have a social security federal tax identification number.

Fund Purchase Easy Reference Table
---------------------------------------------------------------------------

Minimum Investments
---------------------------------------------------------------------------
   $1,000  o To open an Account

      $50  o To add to an Account (including through a Systematic
Investment Program)

 Phone 1-800-236-FUND (3863)
---------------------------------------------------------------------------

o    Contact Marshall Funds Investor Services (MFIS).

o    Complete an application for a new account.

o If you authorized telephone privileges on your account application or by subsequently completing an authorization form, you may purchase additional shares or exchange shares from another Fund having an identical shareholder registration.

 Mail
---------------------------------------------------------------------------

o To open an account, send your completed account application and check payable to "Marshall Funds" to the following address:

                  Marshall Funds Investor Services
                  P.O. Box 1348
                  Milwaukee, WI 53201-1348

o To add to your existing Fund Account, send in your check, payable to "Marshall Funds", to the same address. Indicate your Fund account number on the check.

 In Person
---------------------------------------------------------------------------

o Bring in your completed account application (for new accounts) (M-F 8-5 Central Time) and a check payable to "Marshall Funds" to:

                  Marshall Funds Investor Services
                  1000 N. Water Street, 13th Floor
                  Milwaukee, WI 53202

Wire
---------------------------------------------------------------------------
      o Notify MFIS at 1-800-236-FUND (3863) by 12:00 Noon (Central Time). If your purchase order for the Fund is received by 12:00 Noon (Central Time) and your wire is received by M&I Bank by 3:00 p.m. (Central Time), you will begin receiving dividends on that day.

      o Then wire the money to:

                  M&I Marshall & Ilsley Bank
                  ABA Number 075000051

        Credit to: Marshall Funds, Deposit Account, Account Number 27480; Further credit to: Investor Class [Money Market Fund]
        Re: [Shareholder name and account number]

      o If a new Account, fax application to: Marshall Funds Investor Services at 1-414-287-8511.

      o Mail a completed account application to the Fund at the address above under "Mail."

      o Your bank may charge a fee for wiring funds. Wire orders are accepted only on days when the Funds and the Federal Reserve wire system are open for business.

 Systematic Investment Program
---------------------------------------------------------------------------
      o You can have money automatically withdrawn from your checking account ($50 minimum) on predetermined dates and invest it in a Fund at the next Fund share price determined after MFIS receives the order.

      o The $1,000 minimum investment requirement is waived for investors purchasing shares through the Systematic Investment Program.

      o Call MFIS at 1-800-236-FUND (3863) to apply for this program.

 Marshall Funds OnLineSM
---------------------------------------------------------------------------
      o You may purchase Fund shares via the Internet through Marshall Funds OnLineSM at www.marshallfunds.com. See "Fund Transactions Through Marshall Funds OnLineSM" in the Account and Share
        Information section.

 Additional Information About Checks and Automated Clearing House (ACH) Transactions Used to Purchase Shares
---------------------------------------------------------------------------
      o If your check or ACH purchase does not clear, your purchase will be canceled and you will be charged a $15 fee.

      o If you purchase shares by check or ACH, you may not be able to receive proceeds from a redemption for up to seven days.

      o All checks should be made payable to the "Marshall Funds".

How to Redeem and Exchange Shares
---------------------------------------------------------------------------
 How Do I Redeem Shares? You may redeem your Fund shares by several methods, described below under the "Fund Redemption Easy Reference Table." You should note that redemptions will be made only on days when the Fund computes its NAV. When your redemption request is received in proper form, it is processed at the next determined NAV. Trust customers of M&I Trust should contact their account officer to make redemption requests.
      Telephone or written requests for redemptions must be received in proper form as described below and can be made through MFIS or any Authorized Dealer. It is the responsibility of MFIS, and Authorized Dealer or service provider to promptly submit redemption requests to a Fund if you request a wire transferred redemption to occur the same day.
      Redemption requests for the Funds must be received by 12:00 Noon (Central Time) for the Fund. Redemption proceeds will normally be mailed, or wired if by written request, the following business day, but in no event more than seven days, after the request is made.
 Will I Be Charged a Fee for Redemptions? You may be charged a transaction fee if you redeem Fund shares through an Authorized Dealer or service provider (other than MFIS or M&I Trust), or if you are redeeming by wire. Consult your Authorized Dealer or service provider for more information, including applicable fees.
Fund Redemption Easy Reference Table
---------------------------------------------------------------------------
      o If you have authorized the telephone redemption privilege in your account application or by a subsequent authorization form, you may redeem shares by telephone. If you are a customer of an authorized broker-dealer, you must contact your account representative.

 Mail
---------------------------------------------------------------------------

oSendin your written request to the following address, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem to:

                  Marshall Funds Investor Services
                  P.O. Box 1348
                  Milwaukee, WI 53201-1348

oIf you want to redeem shares held in certificate form, you must properly endorse the share certificates and send them by registered or certified mail. Additional documentation may be required from corporations, executors, administrators, trustees or guardians.

    oFor additional assistance, call 1-800-236-FUND (3863).

In Person
---------------------------------------------------------------------------
      o Bring in the written redemption request with the information described in "Mail" above to Marshall Funds Investor Services,
        1000 N. Water Street, 13th Floor, Milwaukee, WI, 53202 (M-F 8-5 Central Time). The proceeds from the redemptions will be sent to you in the form of a check or by wire.

Systematic Withdrawal Program
---------------------------------------------------------------------------

o If you have a Fund account balance of at least $10,000, you can have predetermined amounts of at least $100 automatically redeemed from your Fund account on predetermined dates on a monthly or quarterly basis.

o    Contact MFIS to apply for this program.

 Checkwriting (Money Market Fund Only)
---------------------------------------------------------------------------
    oYou can redeem shares of the Fund by writing a check in an amount of at least $250. You must have completed the checkwriting section of your account application and the attached signature card, or have completed a subsequent application form.
The Fund will then provide you with the checks.
      o Your check is treated as a redemption order for Fund shares equal to the amount of
        the check.
      o A check for an amount in excess of your available Fund account balance will be returned
        marked "insufficient funds."
      o Checks cannot be used to close your Fund account balance.
      o Checks deposited or cashed through foreign banks or financial institutions may be subject to local bank charges.
 Marshall Funds OnLineSM
---------------------------------------------------------------------------
    oYou may redeem Fund shares via the Internet through Marshall Funds OnLineSM at www.marshallfunds.com. See "Fund Transactions Through Marshall Funds OnLineSM" in Account and Share Information section.

Additional Conditions for Redemptions
---------------------------------------------------------------------------
 Signature Guarantees. In the following instances, you must have a signature guarantee on written redemption requests:
      o when you want a redemption to be sent to an address other than the one you have on record with a Fund;

      o when you want the redemption payable to someone other than the shareholder of record; or

      o when your redemption is to be sent to an address of record that was changed within the last 30 days.

      Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker/dealer that is a domestic stock exchange member, but not by a notary public.

 Limitations on Redemption Proceeds. Redemption proceeds normally are wired within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:

        o    to allow your purchase payment to clear;

        o during periods of market volatility; or

        o when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

        o You will not accrue interest or dividends on uncashed checks from a Fund. If those checks are undeliverable and returned to a Fund, the proceeds will be reinvested in shares of the Funds that were redeemed.


 Corporate Resolutions. Corporations, trusts and institutional organizations are required to furnish evidence of the authority of persons designated on the Account Application to effect transactions on behalf of the organization.

 Exchange Privilege. You may exchange Investor Class of Shares of the Fund for Investor Class of Shares of any of the other Marshall Funds free of charge, provided you meet the investment minimum of the Fund. An exchange is treated as redemption and a subsequent purchase, and is therefore a taxable transaction. Signatures must be guaranteed if you request and exchange into another Fund with a different shareholder registration. The exchange privilege may be modified or terminated at any time.
      Funds are offered by separate prospectus. Call 1-800236 FUND (3863) for the current prospectus
 Exchanges by Telephone. If you have completed the telephone authorization section in your account application or an authorization form obtained through MFIS, you may telephone instructions to MFIS to exchange between Fund accounts that have identical shareholder registrations. Customers of broker-dealers, financial institutions or service providers should contact their account representative. Telephone exchange instructions must be received before 3:00 p.m. (Central Time) for shares to be exchanged at the NAV calculated that day. However, you will not receive a dividend of the Fund into which you exchange on the date of the exchange.
      The Fund and Its service providers will record your telephone instructions. The Fund will not be liable for losses due to unauthorized or fraudulent telephone instructions as long as reasonable security procedures are followed. You will be notified of changes to telephone transaction privileges.


                                              Account and Share Information
---------------------------------------------------------------------------
 Fund Transactions Through Marshall Funds OnLineSM. If you have previously established an account with the Funds, and have signed an OnLine/SM/ Agreement, you may purchase, redeem or exchange shares through the Marshall Funds Internet Site on the World Wide Web (http://www.marshallfunds.com) (the Web Site). You may also check your Fund account balance(s) and historical transactions through the Web Site. You cannot, however, establish a new Fund account through the Web Site--you may only establish a new Fund account under the methods described in the How to Buy Shares section.
      Trust customers of M&I Trust should contact their account officer for information on the availability of transactions over the
      Internet.
      You should contact MFIS at 1-800-236-FUND (3863) to get started.
      MFIS will provide instructions on how to create and activate your Personal Identification Number (PIN). If you forget or lose your PIN number, contact MFIS.
 Online Conditions. Because of security concerns and costs associated with maintaining the Web Site, purchases, redemptions, and exchanges through the Web Site are subject to the following daily minimum and maximum transaction amounts:
               Minimum        Maximum

Purchases        $50         $100,000

Redemptions  By ACH: $50  By ACH: $50,000

           By wire: $1,000By wire: $50,000

Exchanges        $50         $100,000

      Shares may be redeemed or exchanged based on either a dollar amount or number of shares. If you are redeeming or exchanging based upon number of Fund shares, you must redeem or exchange enough shares to meet the minimum dollar amounts described above, but not so much as to exceed the maximum dollar amounts.
      Your transactions through the Web Site are effective at the time they are received by a Fund, and are subject to all of the conditions and procedures described in this prospectus.
      You may not change your address of record, registration, or wiring instructions through the Web Site. The Web Site privilege may be modified at any time, but you will be notified in writing of any termination of the privilege.
 Online Risks. If you utilize the Web Site for account histories or transactions, you should be aware that the Internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the Web Site for transactions is dependent upon the Internet and equipment, software, systems, data and services provided by various vendors and third parties (including telecommunications carriers, equipment manufacturers, firewall providers and encryption system providers).
      While the Fund and its service providers have established certain security procedures, the Fund, its distributor and transfer agent cannot assure you that inquiries or trading activity will be completely secure. There may also be delays, malfunctions or other inconveniences generally associated with this medium. There may be times when the Web Site is unavailable for Fund transactions, which may be due to the Internet or the actions or omissions of a third party--should this happen, you should consider purchasing, redeeming or exchanging shares by another method. The Marshall Funds, its transfer agent, distributor and MFIS are not responsible for any such delays or malfunctions, and are not responsible for wrongful acts by third parties, as long as reasonable security procedures are followed.
 Confirmations and Account Statements. You will receive periodic statements reporting all account activity, including dividends and capital gains paid, and purchases and redemptions.

 Dividends and Capital Gains. Dividends of the Fund are declared daily and paid monthly. You will receive dividends declared subsequent to the issuance of your Shares, through the day your Shares are redeemed.

        The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

 Multiple Classes. The Marshall Funds have adopted a plan that permits the Fund to offer more than one class of shares. All shares of the Fund or class have equal voting rights and will generally vote in the aggregate and not by class. There may be circumstances, however, when shareholders of a particular Marshall Fund or class are entitled to vote on matters affecting that Fund or class. Share classes may have different sales charges and other expenses, which will affect performance.

 Accounts with Low Balances. Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in your account and pay you the proceeds if your account balance falls below the required minimum value of $1,000.
      Before shares are redeemed to close an account, you will be notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.
Tax Information
        The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

        Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


Marshall Funds, Inc. Information
---------------------------------------------------------------------------
 Management of the Marshall Funds. The Board of Directors governs the
        Fund. The Board selects and oversees the Adviser, M&I Investment Management Corp. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is 1000 North Water Street, Milwaukee, Wisconsin, 53202.

 Adviser's Background. M&I Investment Management Corp. is a registered investment adviser and a wholly owned subsidiary of Marshall & Ilsley Corp., a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2002, the Adviser had approximately $13.3 billion in assets under management, of which $5.8 billion is in Marshall Funds assets, and has managed investments for individuals and institutions since 1973. The Adviser has managed the Funds since 1992 and managed the Newton Funds (predecessors to some of the Marshall Funds) since 1985.

 Portfolio Manager. The Fund is managed by Richard M. Rokus, who is a vice president of the Adviser. Mr. Rokus has managed the Fund since January 1, 1994, and has been employed by the Adviser since January 1993. Mr. Rokus is a Chartered Financial Analyst and holds a B.B.A. in Finance from the University of Wisconsin-Whitewater.

 Advisory Fees. The Adviser is entitled to receive an annual investment advisory fee equal to 0.15% of the Fund's average daily net assets.

        The Adviser has the discretion to voluntarily waive a portion of its fee. However, any waivers by the Adviser are voluntary and may be terminated at any time in its sole discretion.

 Affiliate Services and Fees. Marshall & Ilsley Trust Company N.A. (M&I
        Trust), an affiliate of the Adviser, provides services to the Marshall Funds as custodian of the assets, shareholder services agent, sub-transfer agent and administrator directly and through its division, Marshall Funds Investor Services. For the Fund, the annual custody fee is 0.02% of the first $250 million of assets held plus 0.01% of assets exceeding $250 million, calculated on the Fund's average daily net assets.

        M&I Trust is the administrator of the Marshall Funds and Federated Services Company is the sub-administrator. As administrator, M&I Trust is entitled to receive fees directly from the Fund in amounts up to a maximum annual percentage of the Fund's average daily net assets (ADNA) as follows:

         Maximum Fee      Fund's ADNA
---------------------------------------------------------------------------
         0.100%on the first $250 million
         0.095%on the next $250 million
         0.080%on the next $250 million
         0.060%on the next $250 million
         0.040%on the next $500 million
         0.020%on assets in excess of $1.5 billion
---------------------------------------------------------------------------
        All fees of the sub-administrator are paid by M&I Trust.

        M&I Trust receives an annual per-account fee for sub-transfer agency services to trust and institutional accounts maintained on its trust accounting system.


Financial Highlights Investor Class of Shares
---------------------------------------------------------------------------


A Statement of Additional Information (SAI) dated October 31, 2002, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's SAI. To obtain the SAI and annual and Semi Annual Reports to shareholders as they become available. To obtain the SAI, the Annual Report, Semi Annual Report and other information without charge, and make inquiries, write to or call Marshall Funds Investor Services at 1-414-287-8555 or 1-800-236-FUND
(3863).

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.



Marshall Funds Investor Services
P.O. Box 1348
Milwaukee, Wisconsin 53201-1348

414-287-8555 or 800-236-FUND (3863)

Internet address: http://www.marshallfunds.com

TDD: Speech and Hearing Impaired Services 1-800-209-3520

Edgewood Services, Inc.
Distributor

                                                          Cusip 572353 10 0
                                                              27302 (10/02)
                                   Investment Company Act File No. 811-7047






Statement of Additional Information



Marshall Money Market Fund
A Portfolio of Marshall Funds, Inc.


the investor Class of Shares
(Class y)
This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for the Marshall Money Market Fund Investor Class of Shares, dated October 31, 2002. This SAI incorporates by reference the Fund's Annual Report. You may obtain the prospectus or Annual Report without charge by calling Marshall Funds Investor Services at 414-287-8555 or 1-800-236-FUND (3863), or you can visit the Marshall Funds' Internet site on the World Wide Web at (http://www.marshallfunds.com).

P.O. Box 1348
Milwaukee, Wisconsin 53201-1348


October 31, 2002

Contents
                                    How are the Marshall Funds Organized?
                                    1
                                    Securities in Which the Fund Invests
                                    1
                                    Securities Descriptions, Techniques
                                    and Risks                           2
                                    Investment Limitations              6
                                    Determining Market Value of Securities
                                    8
                                    What Do Shares Cost?                9
                                    How is the Fund Sold?               9
                                    How to Buy Shares                   9
                                    Account and Share Information       10
                                    What are the Tax Consequences?      10
                                    Who Manages the Fund?               11
                                    How Does the Fund Measure Performance?
                                    14
                                    Performance Comparisons             15
                                    Economic and Market Information     16
                                    Financial Statements                16
                                    Addresses                           18






[     ] (10/02)
CUSIP 572353696

EDGEWOOD SERVICES, INC.
--------------------------------------------------------------------------
Distributor

A subsidiary of FEDERATED
INVESTORS, INC.


HOW ARE THE MARSHALL FUNDS ORGANIZED?


Marshall Funds, Inc. (Corporation) is an open-end, management investment company that was established as a Wisconsin corporation on July 31, 1992. The Fund is a diversified portfolio of the Corporation. The Corporation may offer separate series of shares representing interests in separate portfolios of securities, and the shares in any one portfolio may be offered in separate classes. This Statement contains additional information about the Corporation and the Fund. This Statement uses the same terms as defined in the prospectus.
The definitions of the terms series and class in the Wisconsin Business Corporation Law, Chapter 180 of the Wisconsin Statutes (WBCL) differ from the meanings assigned to those terms in the prospectus and this Statement of Additional Information. The Articles of Incorporation of the Corporation reconcile this inconsistency in terminology, and provide that the prospectus and Statement of Additional Information may define these terms consistently with the use of those terms under the WBCL and the Internal Revenue Code.
SECURITIES IN WHICH THE FUND INVESTS

Following is a table that indicates which types of securities are a:
o     P = Principal investment of the Fund (shaded in chart); or
o     A = Acceptable (but not principal) investment of the Fund

---------------------------------------------------
Securities                      Money Market Fund
---------------------------------------------------
---------------------------------------------------
Asset-Backed Securities 1               A
--------------------------------
---------------------------------------------------
Bank Instruments 2                      P
---------------------------------------------------
--------------------------------
Borrowing                               A
--------------------------------
---------------------------------------------------
Debt Obligations                        P
--------------------------------
---------------------------------------------------
Demand Master Notes                     P
---------------------------------------------------
--------------------------------
Derivative Contracts and                A
Securities
---------------------------------------------------
---------------------------------------------------
Fixed Rate Debt Obligations             P
--------------------------------
---------------------------------------------------
Floating Rate Debt Obligations          P
---------------------------------------------------
---------------------------------------------------
Foreign Money Market                    A
Instruments
---------------------------------------------------
---------------------------------------------------
Forward Commitments,                    A
When-Issued and Delayed
Delivery Transactions
--------------------------------
---------------------------------------------------
Funding Agreements                      A
---------------------------------------------------
---------------------------------------------------
Guaranteed Investment Contracts         A
---------------------------------------------------
---------------------------------------------------
Illiquid and Restricted                 A
Securities 3
---------------------------------------------------
---------------------------------------------------
Lending of Portfolio Securities         A
---------------------------------------------------
---------------------------------------------------
Mortgage-Backed Securities              A
---------------------------------------------------
---------------------------------------------------
Participation Interests                 A
---------------------------------------------------
---------------------------------------------------
Prime Commercial Paper 4                P
--------------------------------
---------------------------------------------------
Repurchase Agreements                   P
---------------------------------------------------
--------------------------------
Reverse Repurchase Agreements 5         A
---------------------------------------------------
---------------------------------------------------
Securities of Other Investment          A
Companies
---------------------------------------------------
---------------------------------------------------
U.S. Government Securities              A
---------------------------------------------------
---------------------------------------------------
Variable Rate Demand Notes              A
---------------------------------------------------
1. The Fund will invest in only the short-term tranches, which will generally have a maturity not exceeding 397 days.
---------------------------------------------------------------------------
2. The Fund may purchase foreign Bank Instruments to 5% of total assets.
3. The Fund may invest up to 10% of its assets in illiquid securities.
4. The Fund may purchase commercial paper rated in the two highest rating categories by a nationally recognized statistical rating organization or, if unrated, determined by the Adviser to be of comparable quality.
5. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

SECURITIES DESCRIPTIONS, TECHNIQUES AND RISKS

Asset-Backed Securities are issued by non-governmental entities and carry no direct or indirect government guarantee. Asset-Backed Securities represent an interest in a pool of assets such as car loans and credit card receivables. Almost any type of fixed income asset (including other fixed income securities) may be used to create an asset backed security. However, most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. Asset-backed securities may take the form of commercial paper or notes, in addition to pass through certificates or asset-backed bonds. Asset backed securities may also resemble some types of CMOs.
Payments on asset-backed securities depend upon assets held by the issuer and collections of the underlying loans. The value of these securities depends on many factors, including changing interest rates, the availability of information about the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. Also, these securities may be subject to prepayment risk.
Bank Instruments. Bank Instruments are unsecured interest bearing deposits with banks. Bank Instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Instruments denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks are commonly referred to as Eurodollar instruments. Instruments denominated in U.S. dollars and issued by U.S. branches of foreign banks are referred to as Yankee dollar instruments.

The Fund will invest in bank instruments that have been issued by banks and savings and loans that have capital, surplus and undivided profits of over $100 million or whose principal amount is insured by the Bank Insurance Fund or the Savings Association Insurance Fund, which are administered by the Federal Deposit Insurance Corporation. Securities that are credit-enhanced with a bank's irrevocable letter of credit or unconditional guaranty will also be treated as Bank Instruments.

     Foreign Bank Instruments. Eurodollar Certificates of Deposit (ECDs), Yankee dollar Certificates of Deposit (YCDs) and Eurodollar Time Deposits (ETDs) are all U.S. dollar denominated certificates of deposit. ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks.

     ECDs, ETDs, YCDs, and Europaper have many of the same risks of other foreign securities. Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.

Borrowing. The Fund may borrow money from banks or through reverse repurchase agreements in amounts up to one-third of net assets, and pledge some assets as collateral. When the Fund borrows it will pay interest on borrowed money and may incur other transaction costs. These expenses could exceed the income received or capital appreciation realized by the Fund from any securities purchased with borrowed money. With respect to borrowings, the Fund is required to maintain continuous asset coverage equal to 300% of the amount borrowed. If the coverage declines to less than 300%, the Fund must sell sufficient portfolio securities to restore the coverage even if it must sell the securities at a loss.

Corporate Debt Securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers.

Credit Enhancement. Certain acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. The Adviser may evaluate a security based, in whole or in part, upon the financial condition of the party providing the credit enhancement (the credit enhancer). The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

For diversification purposes, credit-enhanced securities will not be treated as having been issued by the credit enhancer, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit-enhanced by the credit enhancer. In such cases, the securities will be treated as having been issued both by the issuer and the credit enhancer.

Credit Quality. The fixed income securities in which a Fund invest will be rated at least investment grade by a nationally recognized statistical ratings organization (NRSRO). Investment grade securities have received one of an NRSRO's four highest ratings. Securities receiving the fourth highest rating (Baa by Moody's or BBB by S&P or Fitch) have speculative characteristics and changes in the market or the economy are more likely to affect the ability of the issuer to repay its obligations when due.
The Adviser will evaluate downgraded securities and will sell any security determined not to be an acceptable investment. The Fund is subject to Rule 2a-7 under the Investment Company Act of 1940, and will follow the credit quality requirements of the Rule.

Commercial Paper and Restricted and Illiquid Securities. Commercial paper is an issuer's draft or note with a maturity of less than nine months. Companies typically issue commercial paper to fund current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. Commercial paper may default if the issuer cannot continue to obtain financing in this fashion. The short maturity of commercial paper reduces both the market and credit risk as compared to other debt securities of the same issuer.

The Fund may invest in commercial paper issued under Section 4(2) of the Securities Act of 1933. By law, the sale of Section 4(2) commercial paper is restricted and is generally sold only to institutional investors, such as the Fund. A Fund purchasing Section 4(2) commercial paper must agree to purchase the paper for investment purposes only and not with a view to public distribution. Section 4(2) commercial paper is normally resold to other institutional investors through investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.
The Fund believes that Section 4(2) commercial paper and certain other restricted securities which meet the Directors' criteria for liquidity are quite liquid. Section 4(2) commercial paper and restricted securities which are deemed liquid, will not be subject to the investment limitation. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.
Demand Features. The Fund may purchase securities subject to a demand feature, which may take the form of a put or standby commitment. Demand features permit a fund to demand payment of the value of the security (plus an accrued interest) from either the issuer of the security or a third-party. Demand features help make a security more liquid, although an adverse change in the financial health of the provider of a demand feature (such as bankruptcy), will negatively affect the liquidity of the security. Other events may also terminate a demand feature, in which case liquidity is also affected.

Demand Master Notes. Demand master notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as the Fund) payable upon demand by either party. A party may demand full or partial payment and the notice period for demand typically ranges from one to seven days. Many master notes give the Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

Derivative Contracts. Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.
Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts.  This  protects  investors  against  potential  defaults  by the counterparty.
Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts. For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract. Fixed Income Securities. Fixed income securities generally pay interest at either a fixed or floating rate and provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. Fixed rate securities and floating rate securities react differently as prevailing interest rates change.

     Fixed Rate Debt Securities. Debt securities that pay a fixed interest rate over the life of the security and have a long-term maturity may have many characteristics of short-term debt. For example, the market may treat fixed rate/long-term securities as short-term debt when a security's market price is close to the call or redemption price, or if the security is approaching its maturity date when the issuer is more likely to call or redeem the debt.
     As interest rates change, the market prices of fixed rate debt securities are generally more volatile than the prices of floating rate debt securities. As interest rates rise, the prices of fixed rate debt securities fall, and as interest rates fall, the prices of fixed rate debt securities rise. For example, a bond that pays a fixed interest rate of 10% is more valuable to investors when prevailing interest rates are lower; therefore, this value is reflected in higher price, or a premium. Conversely, if interest rates are over 10%, the bond is less attractive to investors, and sells at a lower price, or a discount.

     Floating Rate Debt Securities. The interest rate paid on floating rate debt securities is reset periodically (e.g., every 90 days) to a predetermined index rate. Commonly used indices include: 90-day or 180-day Treasury bill rate; one month or three month London Interbank Offered Rate (LIBOR); commercial paper rates; or the prime rate of interest of a bank. The prices of floating rate debt securities are not as sensitive to changes in interest rates as fixed rate debt securities because they behave like shorter-term securities and their interest rate is reset periodically.

Foreign Money Market Instruments.  Eurodollar Certificates of Deposit
(ECDs), Yankee dollar Certificates of Deposit (YCDs) and Eurodollar Time Deposits (ETDs) are all U.S. dollar denominated certificates of deposit. ECDs are issued by, and ETDs are deposits of, foreign banks or foreign branches of U.S. banks. YCDs are issued in the U.S. by branches and agencies of foreign banks. Europaper is dollar-denominated commercial paper and other short-term notes issued in the U.S. by foreign issuers.

ECDs, ETDs, YCDs, and Europaper have many of the same risks as other foreign securities. Examples of these risks include economic and political developments, that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank and the possible impact of interruptions in the flow of international currency transactions. Also, the issuing banks or their branches are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Adviser in selecting these investments.

Funding Agreements (Agreements), are investment instruments issued by U.S. insurance companies. Pursuant to such Agreements, the Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits guaranteed interest to the Fund. The insurance company may assess periodic charges against an Agreement for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for an Agreement becomes part of the general assets of the issuer, and the Agreement is paid from the general assets of the issuer. The Fund will only purchase Agreements from issuers that meet quality and credit standards established by the Adviser. Generally, Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in Agreements does not currently exist. Also, the Fund may not have the right to receive the principal amount of an Agreement from the insurance company on seven days' notice or less. Therefore, Agreements are typically considered to be illiquid investments.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities. When the Fund lends portfolio securities, it will receive either cash or liquid securities as collateral from the borrower. The Fund will reinvest cash collateral in short-term liquid securities that qualify as an otherwise acceptable investment for the Fund. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to a securities lending agent or broker. The Fund currently lends its portfolio securities through Marshall & Ilsley Trust Company N.A. (M&I Trust Company), as agent. The Fund and M&I Trust Company have received an order from the Securities and Exchange Commission that permits M&I Trust Company to charge, and the Fund to pay, market-based compensation for M&I Trust Company's services.
Securities Lending Risks. When the Fund lends its portfolio securities, it may not be able to get them back from the borrower on a timely basis. If this occurs, the Fund may lose certain investment opportunities. The Fund is also subject to the risks associated with the investments of cash collateral, usually fixed-income securities risk.

Mortgage-Backed Securities represent interests in pools of mortgages. The underlying mortgages normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs. Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities is a "pass-through certificate." Holders of pass-through certificates receive a pro rata share of the payments from the underlying mortgages. Holders also receive a pro rata share of any prepayments, so they assume all the prepayment risk of the underlying mortgages.
Collateralized mortgage obligations (CMOs) are complicated instruments that allocate payments and prepayments from an underlying pass-through
certificate   among  holders  of  different   classes  of   mortgage-backed
securities. This creates different prepayment and market risks for each CMO class.
In addition, CMOs may allocate interest payments to one class (IOs) and principal payments to another class (POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs prices tend to increase when interest rates rise (and prepayments fall), making IOs a useful hedge against market risk.
Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high rate mortgages when mortgage rates fall. This results in the prepayment of mortgage-backed securities, which deprives holders of the securities of the higher yields. Conversely, when mortgage rates increase, prepayments due to refinancings decline. This extends the life of mortgage-backed securities with lower yields. As a result, increases in prepayments of premium mortgage-backed securities, or decreases in prepayments of discount mortgage-backed securities, may reduce their yield and price.
This relationship between interest rates and mortgage prepayments makes the price of mortgage-backed securities more volatile than most other types of fixed income securities with comparable credit risks. Mortgage-backed securities tend to pay higher yields to compensate for this volatility.
CMOs may include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and any prepayments in excess of this rate. In addition, PACs will receive the companion classes' share of principal payments if necessary to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risk by increasing the risk to their companion classes.
Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of Floater class and increasing the price volatility of the Inverse Floater class.
CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, real estate mortgage investment conduits (REMICs) (offerings of multiple class mortgage backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code) have residual interests that receive any mortgage payments not allocated to another REMIC class.
The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depends upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. Repurchase Agreements and Reverse Repurchase Agreements. A repurchase agreement is a transaction in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on that security. The Adviser will continually monitor the value of the underlying security to ensure that the value of the security always equals or exceeds the repurchase price. The Fund's custodian is required to take possession of the securities subject to repurchase agreements. These securities are marked to market daily. To the extent that the original seller defaults and does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that, under the procedures normally in effect for custody of the portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.
Reverse repurchase agreement transactions are similar to borrowing cash.
In a reverse repurchase agreement, the Fund sells a portfolio security to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio at a price equal to the original sale price plus interest. The Fund may use reverse repurchase agreements for liquidity and may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.
Treasury Securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

When-Issued and Delayed Delivery Transactions. These transactions are made to secure what is considered to be an advantageous price or yield. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Other than normal transaction costs, no fees or expenses are incurred. However, liquid assets of the Fund are segregated on the Fund's records at the trade date in an amount sufficient to make payment for the securities to be purchased. These assets are marked to market daily and are maintained until the transaction has been settled. FUNDAMENTAL INVESTMENT OBJECTIVE

The Fund's investment objective is to provide current income with stability of principal. The investment objective of the Fund may not be changed by the Fund's Board without Shareholder approval.
INVESTMENT LIMITATIONS

FUNDAMENTAL LIMITATIONS
The following investment limitations are fundamental and cannot be changed for the Fund unless authorized by the "majority of the outstanding voting securities" of the Fund, as defined by the Investment Company Act.
Selling Short and Buying on Margin
The Fund will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by the Fund of initial or variation margin in connection with futures contracts, forward contracts or related options transactions is not considered the purchase of a security on margin.
Issuing Senior Securities and Borrowing Money
The Fund will not issue senior securities except that the Fund may borrow money, directly or through reverse repurchase agreements, in amounts up to one-third of the value of its net assets including the amounts borrowed; and except to the extent that the Fund is permitted to enter into futures contracts, options or forward contracts. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of its portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.
Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of its total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of futures contracts and related options; and segregation of collateral arrangements made in connection with options activities, forward contracts or the purchase of securities on a when-issued basis.
Lending Cash or Securities
The Fund will not lend any of its assets except portfolio securities. Loans may not exceed one-third of the value of the Fund's total assets. This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment goal, policies, and limitations. Investing in Commodities
The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.
Investing in Real Estate
The Fund will not purchase or sell real estate, including limited partnership interests, although the Fund may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.
Diversification of Investments
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.
Concentration of Investments
The Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry. Underwriting
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment goal, policies and limitations.
NON-FUNDAMENTAL LIMITATIONS
The following investment limitations are non-fundamental and, therefore, may be changed by the Directors without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
Investing in Illiquid and Restricted Securities
The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, guaranteed investment contracts, and certain restricted securities not determined by the Directors to be liquid (including certain municipal leases).
Purchasing Securities to Exercise Control
The Fund will not purchase securities of a company for the purpose of exercising control or management.
Investing in Securities of Other Investment Companies
The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will invest no more than 5% of total assets in any one investment company, and will invest no more than 10% of its total assets in investment companies in general, unless permitted to exceed these limits by an exemptive order of the SEC. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Fund will limit its investments in other investment companies to those of money market funds having investment objectives and policies similar to its own.
Investing in Options
Except for bona fide hedging purposes, the Fund may not invest more than 5% of the value of its net assets in the sum of (a) premiums on open option positions on futures contracts, plus (b) initial margin deposits on futures contracts.
The Fund will not purchase put options or write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or has segregated liquid assets in the amount of any further payment.
The Fund will not write call options in excess of 25% of the value of its total assets.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.
REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 under the Act, which regulates money market mutual funds. For example, Rule 2a-7 generally prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's fundamental investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by nationally recognized statistical ratings organizations (NRSROs), according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without shareholder approval.

DETERMINING MARKET VALUE OF SECURITIES
USE OF THE AMORTIZED COST METHOD

The Directors have decided that the best method for determining the value of portfolio instruments for the Fund is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with the provisions of Rule 2a-7 (the Rule) promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Directors must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment goal.
Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding 397 days on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same-day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.
The Fund acquires instruments subject to demand features and standby commitments to enhance the instrument's liquidity. The Fund treats demand features and standby commitments as part of the underlying instruments, because the Fund does not acquire them for speculative purposes and cannot transfer them separately from the underlying instruments. Therefore, although the Fund defines demand features and standby commitments as puts, the Fund does not consider them to be corporate investments for purposes of its investment policies.
Monitoring Procedures. The Directors' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Directors will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Directors will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
Investment Restrictions. The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Directors, present minimal credit risks and have received the requisite rating from one or more NRSROs. If the instruments are not rated, the Directors must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than 397 days can be purchased by the Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible. Shares of investment companies purchased by the Fund will meet these same criteria and will have investment policies consistent with Rule 2a-7.
Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund, computed based upon amortized cost valuation, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.
WHAT DO SHARES COST?

Except under certain circumstances described in the prospectus, shares are sold at their net asset value on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the prospectus under "How to Buy Shares" and "What Do Shares Cost?"
HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Edgewood Services, Inc.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers shares on a continuous, best-efforts basis. Texas residents must purchase shares of the Fund through M&I Brokerage Services, Inc. at 1-800-236-FUND (3863), or through any authorized broker/dealer.
SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor and/or M&I Trust Company (but not out of Fund assets). The Distributor and/or M&I Trust Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, Authorized Dealers or financial institutions may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of shares the Authorized Dealer or financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the Authorized Dealer or financial institution.

HOW TO BUY SHARES


EXCHANGING SECURITIES FOR SHARES
You may contact the Distributor to request a purchase of shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.
REDEMPTION IN KIND
Although the Fund intends to pay share redemptions in cash, the Fund reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities. Because the Corporation has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net assets represented by such share class during any 90-day period.
Any share redemption payment greater than this amount will also be in cash unless the Fund's Directors determine that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its net asset value. The portfolio securities will be selected in a manner that the Fund's Directors deem fair and equitable and, to the extent available, such securities will be readily marketable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders would incur transaction costs in selling the portfolio securities received, and the proceeds of such sales, when made, may be more or less than the value on the redemption date.
ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Shareholders of the Fund are entitled: (i) to one vote per full share of Common Stock; (ii) to distributions declared by Directors; and (iii) upon liquidation of the Corporation, to participate ratably in the assets of the Fund available for distribution. Each share of the Fund gives the shareholder one vote in the election of Directors and other matters submitted to shareholders for vote. All shares of each portfolio or class in the Corporation have equal voting rights, except that only shares of a particular portfolio or class are entitled to vote on matters affecting that portfolio or class. Consequently, the holders of more than 50% of the Corporation's shares of common stock voting for the election of Directors can elect the entire Board of Directors, and, in such event, the holders of the Corporation's remaining shares voting for the election of Directors will not be able to elect any person or persons to the Board of
Directors.
The Wisconsin Business Corporation Law (the WBCL) permits registered investment companies, such as the Corporation, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the Act. The Corporation has adopted the appropriate provisions in its By-laws and does not anticipate holding an annual meeting of shareholders to elect Directors unless otherwise required by the Act. Directors may be removed by the shareholders at a special meeting. A special meeting of the shareholders may be called by the Directors upon written request of shareholders owning at least 10% of the Corporation's outstanding voting shares.
The shares are redeemable and are transferable. All shares issued and sold by the Corporation will be fully paid and nonassessable except as provided in WBCL Section 180.0622(2)(b). Fractional shares of common stock entitle the holder to the same rights as whole shares of common stock except the right to receive a certificate evidencing such fractional shares.
As of [     , 2002], the following shareholders owned of record 5% or more of the Fund's outstanding Investor Class of Shares:
MARIL & Co., Milwaukee, WI, owned approximately [     ] shares [(
%)]; Louisiana Teachers Retirement System, Princeton, NJ, owned
approximately [       ] shares [(        %)]; Heller Financial Inc.,
Chicago, IL, owned approximately [      ] shares [(%       )]; VAR & Co.,
Minneapolis, MN, owned approximately [          ] shares [(      %)]; Bear
Stearns Securities Corp., Brooklyn, NY, owned approximately [        ]
shares [(      %)]; and Strafe & Co., Columbus, OH,  owned approximately
[      ] shares [(      %)].
Shareholders owning 25% or more of the outstanding shares of the Fund may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

WHAT ARE THE TAX CONSEQUENCES?

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Corporation's other portfolios will be separate from those realized by the Fund.
The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.
The dividends received deduction and any short-term capital gains are taxable as ordinary income. No portion of any income dividends paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
STATE AND LOCAL TAXES
Distributions representing net interest received on tax-exempt municipal securities are not necessarily free from income taxes of any state or local taxing authority. State laws differ on this issue, and you should consult your tax adviser for specific details regarding the status of your account under state and local tax laws, including treatment of distributions as income or return of capital.
CAPITAL GAINS
Capital gains, when realized by the Fund, could result in an increase in distributions. Capital losses could result in a decrease in distributions. When the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
WHO MANAGES THE FUND?

OFFICERS AND DIRECTORS
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, age, present position(s) held with the Corporation, principal occupations for the past five years, and total compensation received as a Director from the Corporation for its most recent fiscal year ended August 31, 2002. The Corporation is comprised of eleven funds and is the only investment company in the Fund Complex.
As of October 1, 2002, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding shares.

A plus sign (+) denotes a Director who is deemed to be an interested person as defined in the Investment Company Act of 1940.

BOARD OF directors
The Board is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is 1000 North Water Street, Milwaukee, WI. The Corporation comprises eleven portfolios and is the only investment company in the Fund Complex. Unless otherwise noted, each Board member oversees all portfolios in the Marshall Funds and serves for an indefinite term.


INTERESTED directors BACKGROUND AND COMPENSATION

Name                  Principal Occupation(s) for Past   Aggregate
Birth Date            Five Years, Other Directorships    Compensation
Address               Held and Previous Positions        From
Positions Held with                                      Corporation
Corporation                                              (past
Date Service Began                                       fiscal
                                                         year)
                      Principal Occupations: Vice              $_____
John M. Blaser+       President, M&I Trust Company.
Birth Date: [     ]   ---------------------------------
PRESIDENT AND         Previous Positions: Partner and
DIRECTOR              Chief Financial Officer, Artisan
Began serving:        Partners Limited Partnership;
April 1998            formerly, Chief Financial
                      Officer and Principal
                      Administrative and Finance
                      Officer, Artisan Funds, Inc.

                      Principal Occupations: President         $_____
David W. Schulz+      and Director, M&I Investment
Birth Date: [     ]   Management Corp.; Vice
DIRECTOR              President, M&I Trust Company.
Began serving: May    Previous Position: [          ]
199__

*.....Mr. Blaser and Mr. Shultz are "interested" due to positions that they hold with M&I Investment Management Corp., the Fund's Adviser.
---------------------------------------------------------------------------


INDEPENDENT directors BACKGROUND AND COMPENSATION

Name                  Principal Occupation(s) for Past   Aggregate
Birth Date            Five Years, Other Directorships    Compensation
Address               Held and Previous Positions        From
Positions Held with                                      Corporation
[Fund/Trust/Corporation]                                 (past
Date Service Began                                       fiscal year)

                      Principal Occupations:                   $_____
John DeVincentis      Independent Financial
Birth Date: [     ]   Consultant; Retired, formerly,
DIRECTOR              Senior Vice President of
Began serving:        Finance, In-Sink-Erator Division
October 1993          of Emerson Electric.
                      Other Directorships Held:
                      [          ]
                      ---------------------------------
                      Previous Positions: [     ]

                      Principal Occupation: Retired;           $_____
Duane E. Dingmann     formerly President and owner,
Birth Date: [     ]   Trubilt Auto Body, Inc. and
DIRECTOR              Telephone Specialists, Inc..
Began serving:        ---------------------------------
March 1999            Other Directorships Held: Class
                      B (nonbanking) Director, Ninth
                      Federal Reserve District,
                      Minneapolis, MN.
                      Previous Positions: [     ]

                      Principal Occupation: Chief              $_____
James Mitchell        Executive Officer, NOG, Inc.;
Birth Date: [     ]   Chairman, Ayrshire Precision
DIRECTOR              Engineering.
Began serving:        ---------------------------------
March 1999            Other Directorships Held:
                      Previous Positions: Group Vice
                      President, Citation Corporation;
                      Chief Executive Officer,
                      Interstate Forging Industries.


                      Principal Occupation: President,         $_____
Barbara J. Pope       Barbara J. Pope, P.C., a
Birth Date: [     ]   financial consulting firm;
DIRECTOR              President, Sedgwick Street
Began serving:        Partners LLC; which is the
March 1999            general partner of a private
                      investment partnership.
                      ---------------------------------
                      Other Directorships Held:
                      [          ]
                      Previous Positions: [     ]



OFFICERS**
---------------------------------------------------------------------------

Name                          Principal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with
Corporation
                              Principal Occupations: Vice President, M&I Trust
John M. Blaser                Company.
Birth Date: [     ]           --------------------------------------------------------
PRESIDENT                     Previous Positions: Partner and Chief Financial
                              Officer, Artisan Partners Limited Partnership;
                              formerly, Chief Financial Officer and Principal
                              Administrative and Finance Officer, Artisan Funds, Inc.

John D. Boritzke              Principal Occupations: Vice President, M&I Investment
----------------------------- Management Corp., M&I Trust Company.
Birth Date: [     ]           Previous Positions: [     ]
VICE PRESIDENT

                              Principal Occupations:  Vice President, M&I Investment
William A. Frazier            Management Corp., M&I Trust Company.
Birth Date: [     ]           Previous Positions: [     ]
VICE PRESIDENT

                              Principal Occupations: Vice President and Securities
Brooke J. Billick             Counsel, M&I Trust Company, M&I Investment Management
Birth Date: November 18,      Corp.
1953SECRETARY
                              Previous Positions: Shareholder, Attorney, Gibbs,
                              Roper, Loots & Williams, S.C

                              Principal Occupations: Vice President and Securities
Lori K. Hoch                  Counsel, M&I Trust Company, M&I Investment Management
Birth Date: [     ]           Corp; Previous Positions: Associate, Michael, Best &
ASSISTANT SECRETARY           Friedrich LLP; Associate, Quarles & Brady LLP.


                              Principal Occupations: Assistant Vice President, M&I
Ann K. Peirick                Trust Company; Previous Positions: Senior Financial
Birth Date: [     ]           Analyst - Community Bank Finance and Manager of
TREASURER                     Corporate Financial Analysis, Bank One, Wisconsin.


**....Officers do not receive any compensation from the Fund.
---------------------------------------------------------------------------

Board ownership of shares in the fund and in the marshall funds family of Investment companies AS OF dECEMBER 31, 2001
Interested           Dollar            Aggregate
Board Member Name      Range of  Dollar Range of
                     Shares         Shares Owned
                          Owned      in Marshall
                        in Fund            Funds
                                 ---------------
                                       Family of
                                      Investment
                                 ---------------
                                       Companies
John M. Blaser          [range]          [range]
David W. Schultz        [range]          [range]

Independent
Board Member Name
John DeVincentis        [range]          [range]
Duane E. Dingmann       [range]          [range]
James Mitchell          [range]          [range]
Barbara J. Pope         [range]          [range]

ADVISER TO THE FUND
---------------------------------------------------------------------------
The Adviser conducts investment research and makes investment decisions for the Fund. The Fund's investment adviser is M&I Investment Management Corp. (Adviser), a Wisconsin corporation headquartered in Milwaukee, Wisconsin. The Adviser provides investment management services for investment companies, financial institutions, individuals, corporations and not-for-profit organizations, and is registered as an investment adviser with the U.S. Securities and Exchange Commission. The Adviser is a wholly owned subsidiary of Marshall & Ilsley Corporation (M&I Corp.), a bank holding company headquartered in Milwaukee, Wisconsin, with approximately $26.1 billion in assets. The Adviser shall not be liable to the Corporation, the Fund or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Corporation. Because of the internal controls maintained by the Adviser's affiliates to restrict the flow of non-public information, Fund investments are typically made without any knowledge of the lending relationships affiliates of the Adviser may have from time to time with an issuer. BROKERAGE TRANSACTIONS
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers and dealers may be used by the Adviser in advising the Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser, or their affiliates might otherwise have paid, it would tend to reduce their expenses.
ADMINISTRATOR
M&I Trust Company is the administrator of the Funds and Federated Services Company is the sub-administrator. As administrator, M&I Trust will be entitled to receive fees directly from the Funds in amounts up to a maximum annual percentage of the aggregate Funds' ADNA as follows:

      ------------------------------------------
      Maximum Fee*                  Fund's ADNA
      ------------------------------------------
      ------------------------------------------
      0.10%           on the first $250 million
      ------------------------------------------
      ------------------------------------------
      0.095%           on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.08%            on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.06%            on the next $250 million
      ------------------------------------------
      ------------------------------------------
      0.04%            on the next $500 million
      ------------------------------------------
      ------------------------------------------
      0.02%              on assets in excess of
                                   $1.5 billion
      ------------------------------------------
The Administrator may choose voluntarily to reimburse a portion of its fee at any time. All fees of the Sub-Administrator will be paid by the Administrator.


Federated Services Company is Sub-Administrator to the Fund and is paid by M&I Trust Company.

The functions performed by M&I Trust Company as administrator include, but are not limited to the following:

o.....preparation, filing and maintenance of the Corporation's governing documents, minutes of Directors' meetings and shareholder meetings;

o preparation and filing with the SEC and state regulatory authorities the Corporation's registration statement and all amendments, and any other documents required for the Fund to make a continuous offering of its shares;

o preparation, negotiation and administration of contracts on behalf of the Fund;

o     supervision of the preparation of financial reports;

o     preparation and filing of federal and state tax returns;

o     assistance with the design, development and operation of the Fund;
   and

o     providing advice to the Fund's and Corporation's Directors.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, Pittsburgh, Pennsylvania, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders. The fee is based on the level of the Fund's average net assets for the period plus out-of-pocket expenses.
The transfer agent may employ third parties, including M&I Trust Company, to provide sub-accounting and sub-transfer agency services. In exchange for these services, the transfer agent may pay such third-party providers a per account fee and out-of-pocket expenses.
CUSTODIAN
Marshall & Ilsley Trust Company N.A. (M&I Trust Company), Milwaukee, Wisconsin, a subsidiary of M&I Corp., is custodian for the securities and cash of the Fund. For its services as custodian, M&I Trust Company receives an annual fee, payable monthly, based on a percentage of the Fund's average aggregate daily net assets.
INDEPENDENT AUDITORS
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with accounting principles generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise the Fund's share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of shares over a specific period of time, and includes the investment of income and capital gains distributions.
The average annual total return for Fund shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the quarterly reinvestment of any dividends and distributions.
YIELD
The Fund calculates the yield for Investor Class of Shares daily, based upon the seven days ending on the day of the calculation, called the base period. This yield is computed by:
o determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares;

o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

o     multiplying the base period return by 365/7.

The Money Market Fund's yield for Investor Class of Shares for the
seven-day period ended August 31, 2002 was [       %].
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund's shares, the Fund's shares performance is lower for shareholders paying those fees.
EFFECTIVE YIELD
The Fund's effective yield for Investor Class of Shares is computed by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1
from the result.    The Money Market Fund's effective yield for Investor
Class of Shares for the seven-day period ended August 31, 2002 was [
%].

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of the Fund's shares to certain indices;
o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from sources the Fund believes is reliable regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
o Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Fund will quote its Lipper ranking in advertising and sales literature.

o Consumer Price Index is generally considered to be a measure of inflation.

o Dow Jones Industrial Average (DJIA) is an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

o Standard & Poor's Daily Stock Price Index Of 500 Common Stocks, a composite index of common stocks in industry, transportation, financial, and public utility companies. The Standard & Poor's index assumes reinvestment of all dividends paid by stocks listed on the index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 Nasdaq-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

o Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

o Money Fund ReportTM (formerly, IBC Financial Data) publishes annualized yields of over 300 taxable money market funds on a weekly basis and through its Money Market Insight publication reports monthly and 12 month-to-date investment results for the same money funds.

Investors may also consult the fund evaluation consulting universes listed below. Consulting universes may be composed of pension, profit sharing, commingled, endowment/foundation, and mutual funds.
o Fiduciary Consulting Grid Universe, for example, is composed of over 1,000 funds, representing 350 different investment managers, divided into subcategories based on asset mix. The funds are ranked quarterly based on performance and risk characteristics.

o SEI Data Base for equity funds includes approximately 900 funds, representing 361 money managers, divided into fund types based on investor groups and asset mix. The funds are ranked every three, six, and twelve months.

o Mercer Meidinger, Inc. compiles a universe of approximately 600 equity funds, representing about 500 investment managers, and updates their rankings each calendar quarter as well as on a one, three, and five year basis.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute (ICI). For example, according to the ICI, thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 mutual funds available.
FINANCIAL STATEMENTS

The Fund's financial statements for the fiscal year ended August 31, 2002 are incorporated herein by reference from the Fund's Annual Reports dated August 31, 2002 (for the fiscal period ended August 31, 2002) and Semi-Annual Reports dated February 28, 2002 (for the semi-annual period ended February 28, 2002) (File Nos. 33-48907 and 811-7047). Copies of the Annual Reports and Semi-Annual Reports for the Fund may be obtained without charge by contacting Marshall Funds Investor Services at the address located on the back cover of the SAI or by calling Marshall Funds Investor Services at 1-414-287-8555 or 1-800-236-FUND (3863).




ADDRESSES
Marshall Money Market Fund                      770 North Water Street
                                                P.O. Box 1348
                                                Milwaukee, Wisconsin
53201-1348

---------------------------------------------------------------------------
Distributor
            Edgewood Services, Inc.             Federated Investors Tower
1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779
Adviser
            M&I Investment Management Corp.     1000 North Water Street
                                                Milwaukee, Wisconsin 53202
Custodian
            Marshall & Ilsley Trust Company N.A.      1000 North Water
Street
                                                Milwaukee, Wisconsin 53202
Transfer Agent, Dividend Disbursing Agent
and Portfolio Accounting Services
            Federated Services Company          Federated Investors Tower
                                                1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779
Legal Counsel                                               Bell, Boyd &
Lloyd LLC   Three First National Plaza                70 West Madison
Street, Suite 3300                                    Chicago, IL
60602-4207

---------------------------------------------------------------------------

Independent Auditors
            Ernst & Young LLP                   200 Clarendon Street
                                                Boston, MA 02116-5072

Marshall Funds Investor Services       Internet address:
http://www.marshallfunds.com
P.O. Box 1348                          TDD: Speech and Hearing Impaired
Services 1-800-236-209-3520
Milwaukee, Wisconsin 53201-1348
414-287-8555 or 800-236-FUND (3863)






PART C.     OTHER INFORMATION.

Item 23.    Exhibits:
            --------

                  (a)   (i)    Conformed copy of Articles of Incorporation of
                               the Registrant; (8)
                        (ii)   Conformed copy of Amendment No. 1 to the
                               Articles of Incorporation; (8)
                        (iii)  Conformed copy of Amendment No. 2 to the
                               Articles of Incorporation; (8)
                        (iv)   Conformed copy of Amendment No. 3 to the
                               Articles of Incorporation; (8)
                        (v)    Conformed copy of Amendment No. 4 to the
                               Articles of Incorporation; (6)
                        (vi)   Conformed copy of Amendment No. 5 to the
                               Articles of Incorporation; (8)
                        (vii)  Conformed copy of Amendment No. 6 to the
                               Articles of Incorporation; (12)
                        (viii) Conformed copy of Amendment No. 7 to the
                               Articles of Incorporation; (14)
                        (ix)   Conformed copy of Amendment No. 8 to the
                               Articles of Incorporation; (18)
(x)   Conformed copy of Amendment No. 9 to the Articles of Incorporation;
                               (21)
                        (xi)   Conformed copy of Amendment No. 10 to the
                               Articles of Incorporation; (23)
(xii) Conformed copy of Amendment No. 11 to the Articles of Incorporation;
                               (25)
                        (xiii) Conformed copy of Amendment No. 12 to the
                               Articles of Incorporation;( 27)
                  (b)   (i)    Copy of By-Laws of the Registrant; (8)
                        (ii)   Copy of Amendment No. 1 to the By-Laws of the
                               Registrant; (19)
                        (iii)  Copy of Amendment No. 2 to the By-Laws of the
                               Registrant; (19)
                  (c)          Copy of Specimen Certificates for Shares of
                               Capital Stock of the Marshall Mid-Cap Growth
                               Fund, Marshall Large-Cap Growth & Income Fund,
                               Marshall Mid-Cap Value Fund, and Marshall
                               Small-Cap Growth Fund; (16)
                  (d)   (i)    Conformed copy of Investment Advisory Contract
                               of the Registrant; (4)
                        (ii)   Conformed copy of Exhibit G of the Investment
                               Advisory Contract of the Registrant; (5)
                        (iii)  Conformed copy of Exhibit H of the Investment
                               Advisory Contract of the Registrant; (5)
                        (iv)   Conformed copy of Exhibit I of the Investment
                               Advisory Contract of the Registrant; (5)
                        (v)    Conformed copy of Exhibit J of the Investment
                               Advisory Contract of the Registrant; (5)
                        (vi)   Conformed copy of Exhibit K of the Investment
                               Advisory Contract of the Registrant; (7)
                        (vii)  Conformed copy of Exhibit L of the Investment
                               Advisory Contract of the Registrant; (7)
                        (viii) Conformed copy of Exhibit M of the Investment
                               Advisory Contract of the Registrant; (12)
                        (ix)   Form of Amendment No. 1 to Exhibit A of the
                               Investment Advisory Contract; (25)
                        (x)    Conformed copy of Federated Management
                               Sub-Advisory Agreement with the Registrant; (7)
                        (xi)   Conformed copy of Templeton Investment Counsel,
                               Inc., Sub-Advisory Agreement with the M & I
                               Investment Management, Inc.; (9)
                        (xii)  Conformed copy of Exhibit N to the Investment
                               Advisory Contract of the Registrant; (14)
(xiii)      Conformed copy of Subadvisory Contract between M&I Investment
                              Management Corp. and BPI Global Asset Management
                              LLP dated March 29, 1999 (20)
(xiv) Conformed copy of Amendment to Subadvisory Contract between M&I
                              Investment Management Corp. and BPI Global Asset
                              Management (28)
(xv)  Conformed copy of Amendment to Investment advisory Contract between
                              Marshall Funds, Inc. and M&I Investment
                              Management Corp. (28)
                  (e)   (i)    Conformed copy of Distributor's Contract of the
                               Registrant, including conformed copies of
                               Exhibits A through J; (12)
                        (ii)   Conformed copy of Exhibit K of the Distributor's
                               Contract of the Registrant; (15)
                        (iii)  Conformed copy of Exhibit L of the Distributor's
                               Contract of the Registrant; (21)
                        (iv)   Conformed copy of Exhibit M of the Distributor's
                               Contract of the Registrant; (19)
                        (v)    Conformed copy of Exhibit N to the Distributor's
                               Contract; (23)
(vi)  Form of Exhibit O to the Distributor's Contract; (25)
(vii) Conformed copy of Amendment to the Distributor's Contract between
                              Marshall Fund's Inc. and Federated Securities
                              Corp. (28)
(viii)      Conformed copy of Amendment to the Sub-Administrative Services
                              Agreement between Marshall & Ilsley Trust Company
                              and Federated Services Company (28)
(ix)  Conformed copy of Amendment to the Administrative Services Agreement between Marshall Funds, Inc. and Marshall &
                              Ilsley Trust Company (28)
(x)   Conformed copy of Amendment #1 to Exhibit L to the Distributor's
                              Contract (28)
(xi)  Conformed copy of Amendment #1 to Exhibit B to the
                              Sub-administrative Services Agreement (28)
(xii) Conformed copy of Exhibit O to the Distributor's Contract (28)
                  (f)   Not applicable;
                  (g)   (i)    Conformed copy of Custodian Contract of the
                               Registrant; (7)
                        (ii)   Copy of Amendment No. 1 to Schedule A of the
                               Sub-Custodian Agreement of the Registrant; (16)
                        (iii)  Copy of Amendment No. 2 to Schedule A of the
                               Sub-Custodian Agreement of the Registrant; (16)
                        (iv)   Copy of Amendment No. 3 to Schedule A of the
                               Sub-Custodian Agreement of the Registrant; (17)
(v)   Conformed copy of Sub-Transfer Agency and Services Agreement of the
                              Registrant; (10)
(vi)  Conformed copy of Amendment to Custodian Contract between Marshall
                              Funds, Inc. and Marshall & Ilsley Trust Company
                              (28)
(vii) Conformed copy of the Sub-Custody Agreement (28)
                  (h)   (i)    Conformed copy of Fund Accounting and
                               Shareholder Recordkeeping Agreement of the
                               Registrant; (11)
                        (ii)   Conformed copy of Amendment No. 1 to
                               Schedule A of the Fund Accounting and
                               Shareholder Recordkeeping Agreement of the
                               Registrant; (15)
                        (iii)  Conformed copy of Amendment No. 2 to
                               Schedule A of the Fund Accounting and
                               Shareholder Recordkeeping Agreement of the
                               Registrant; (16)
                        (iv)   Conformed copy of Amendment No. 1 to
                               Schedule C of the Fund Accounting and
                               Shareholder Recordkeeping Agreement of the
                               Registrant; (15)
                        (v)    Conformed copy of Annex 1 to Amendment No.
                               2 to Schedule C of the Fund Accounting and
                               Shareholder Recordkeeping Agreement of the
                               Registrant; (16)
                        (vi)   Conformed copy of Administrative Services
                               Agreement of the Registrant; (7)
(viii)      Conformed copy of Amendment No. 1 to the Administrative
                              Services Agreement of the Registrant; (15)
(ix)  Conformed copy of Amendment to the Shareholder Service Agreement between Marshall Funds, Inc. and Marshall &
                              Ilsley Trust Company (28)
(x)   Conformed Copy of Amendment to the Fund Accounting and Shareholder
                              Recordkeeping Agreement between Marshall funds,
                              Inc. and Federated Services Company (28)
(xi)  Conformed copy of Amendment to the Sub-Shareholder Services
                              Agreement between Marshall & Ilsley Trust Company
                              and Federated Services Company (28)
                        viii)  Conformed copy of Amendment No. 2 to the
                               Administrative Services Agreement of the
                               Registrant; (16)
                        (ix)   Conformed copy of Sub-Administrative Services
                               Agreement of the Registrant; (24)
                        (x)    Conformed copy of Shareholder Services Agreement
                               of the Registrant on behalf of Marshall Equity
                               Income Fund, Marshall Government Income Fund,
                               Marshall Intermediate Bond Fund, Marshall
                               Intermediate Tax-Free Fund, Marshall
                               International Stock Fund, Marshall Mid-Cap Stock
                               Fund, Marshall Money Market Fund, Marshall
                               Short-Term Income Fund, Marshall Short-Term
                               Tax-Free Fund, Marshall Stock Fund, and Marshall
                               Value Equity Fund; (4)
                        (xi)   Conformed copy of Amendment No. 1 to Schedule A
                               of the Shareholder Services Agreement of the
                               Registrant; (6)
                        (xii)  Conformed copy of Amendment No. 2 to Schedule A
                               of the Shareholder Services Agreement of the
                               Registrant; (7)
                        (xiii) Conformed copy of Amendment No. 3 to Schedule A
                               of the Shareholder Services Agreement of the
                               Registrant; (12)
                        (xiv)  Copy of Amendment No. 1 to Schedule B of the
                               Shareholder Services Agreement of the
                               Registrant; (11)
                        (xv)   Conformed copy of Marshall Funds, Inc. Multiple
                               Class Plan (Marshall Money Market Fund Class A
                               Shares and Class B Shares); (11)
                        (xvi)  Form of Amendment No. 1 to Exhibit E to the
                               Multiple Class Plan (Marshall International
                               Stock Fund Class I Shares and Marshall Money
                               Market Fund Class I Shares); (25)
                        (xvii).Conformed copy of new Shareholder Services
                               Agreement between the Registrant and Marshall &
                               Ilsley Trust Company on behalf of Marshall
                               Equity Income Fund, Marshall Government Income
                               Fund, Marshall Intermediate Bond Fund, Marshall
                               Intermediate Tax-Free Fund, Marshall
                               International Stock Fund, Marshall Mid-Cap Stock
                               Fund, Marshall Short-Term Income Fund, Marshall
                               Small-Cap Stock Fund, Marshall Stock Fund, and
                               Marshall Value Equity Fund; (15)
                        (xviii)Conformed copy of Amendment No.1 to Exhibit 1 of
                               Shareholder Services Agreement of the
                               Registrant; (21)
                        (xix)  Conformed copy of new Shareholder Services
                               Agreement between the Registrant and Marshall &
                               Ilsley Trust Company on behalf of Marshall
                               Short-Term Income Fund, Marshall Government
                               Income Fund, Marshall Intermediate Bond Fund,
                               Marshall Intermediate Tax-Free Fund, Marshall
                               Equity Income Fund, Marshall Large-Cap Growth &
                               Income Fund, Marshall Mid-Cap Growth Fund,
                               Marshall Mid-Cap Value Fund, Marshall
                               International Stock Fund, Marshall Small-Cap
                               Growth Fund, and Marshall Money Market Fund; (23)
                        (xx)   Form of Amendment No. 1 to Exhibit 1 of
                               Shareholder Services Agreement; (25)
                        (xxi)  Conformed copy of Sub-Shareholder Services
                               Agreement of the Registrant; (23)
                        (xxii) Conformed copy of Mutual Funds Service Agreement
                               of the Registrant; (19)
                  (i)          Conformed copy of Opinion and Consent of
                               Counsel as to legality of shares being
                               registered; (4)
                  (j)          Conformed Copy of Consent of Independent
                               Auditors; (28)
                  (k)          Not applicable;
                  (l)          Conformed copy of Initial Capital
                               Understanding; (11)
                  (m)   (i)    Conformed copy of Distribution Plan of the
                               Registrant; (4)
                        (ii)   Conformed copy of Exhibit A of the Distribution
                               Plan of the Registrant; (11)
                        (iii)  Conformed copy of Exhibit B of the Distribution
                               Plan of the Registrant; (9)
                        (iv)   Conformed copy of Exhibit C to the Distribution
                               Plan of the Registrant; (15)
                        (v)    Conformed copy of Exhibit D of the Distribution
                               Plan of the Registrant; (21)
                        (vi)   Form of 12b-1 Agreement of the Registrant; (23)
                        (vii)  Copy of Exhibit A to the 12b-1 Agreement of the
                               Registrant; (19)
                        (viii) Copy of Exhibit B to the 12b-1 Agreement of the
                               Registrant; (11)
                        (ix)   Copy of Exhibit C to the Rule 12b-1 Agreement of
                               the Registrant; (13)
                        (x)    Copy of Exhibit D to the 12b-1 Agreement of
                               the Registrant; (21)
                  (n)          Conformed copy of Multiple Class Plan of
                               the Registrant including Exhibits A through
                               D; (19)
                  (o)   (i)    Conformed copy of Power of Attorney; (27)
                  (p)   (i)   Copy of Marshall Funds Code of Ethics; (26)
                        (ii)  Copy of M&I Investment Management Corp.
            Code of Ethics; (26)
                        (iii) Copy of Code of Ethics for Access Persons. (26)

----------------------------------------
+     All Exhibits filed electronically.

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed April 23, 1993. (File Nos. 33-48907 and 811-7047).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed October 29, 1993. (File Nos. 33-48907 and 811-7047).
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed December 28, 1993. (File Nos.33-48907 and 811-7047).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed July 1, 1994. (File Nos.
      33-48907 and 811-7047).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed October 21, 1994. (File Nos. 33-48907 and 811-7047).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed December 21, 1994. (File Nos. 33-48907 and 811-7047).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed April 3, 1995. (File Nos.
      33-48907 and 811-7047).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 14 on Form N-1A filed December 26, 1995. (File Nos. 33-48907 and 811-7047).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed June 17, 1996. (File Nos. 33-48907 and 811-7047).
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed July 9, 1996. (File Nos. 33-48907 and 811-7047)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed August 30, 1996. (File Nos. 33-48907 and 811-7047).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed December 18, 1996. (File Nos. 33-48907 and 811-7047)
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed August 26, 1997. (File Nos. 33-48907 and 811-7047).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed October 24, 1997. (File Nos. 33-48907 and 811-7047)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed October 21, 1998. (File Nos. 33-48907 and 811-7047).
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed August 19, 1999. (File Nos. 33-48907 and 811-7047).
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed July 23, 1999. (File Nos. 33-48907 and 811-7047).
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed August 27, 1999. (File Nos. 33-48907 and 811-7047).
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 29 on Form N-1A filed October 29, 1999. (File Nos. 33-48907 and 811-7047).
      24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed February 9, 2000. (File Nos. 33-48907 and 811-7047).
25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed March 1, 2000. (File Nos. 33-48907 and 811-7047).
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed June 1, 2000. (File Nos. 33-48907 and 811-7047)
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed October 30, 2000. (File Nos. 33-48907 and 811-7047)
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 34 on Form N-1A filed October 29, 2001. (File Nos. 33-48907 and 811-7047)


Item 24.    Persons Controlled by or Under Common Control with the Fund:
            ------------------------------------------------------------

            None

Item 25.....Indemnification: (5)
            ---------------

Item 26.    Business and Other Connections of the Investment Adviser:
            --------------------------------------------------------

                      M&I INVESTMENT MANAGEMENT CORP.

(a) M&I Investment Management Corp. is a registered investment adviser and wholly-owned subsidiary of Marshall & Ilsley Corporation, a registered bank holding company headquartered in Milwaukee, Wisconsin. As of August 31, 2001, M&I Investment Management Corp. had approximately $13.3 billion in assets under management, of which $5.8 billion is in Marshall Funds assets, and has managed investments for individuals and institutions since its inception in 1972.

     M&I Investment Management Corp. served as investment adviser to Newton Money Fund, Newton Income Fund and Newton Growth Fund.

     For further information about M&I Investment Management Corp., its officers and directors, response is incorporated by reference to M&I Investment Management Corp.'s Form ADV, File No. 801-9118, dated February 13, 2001 as amended.

                           BPI Global Asset Management, LLP

     (b) BPI Global Asset Management, LLP ("BPI") is a registered investment adviser and provides management services for investment companies, corporations, trusts, estates, pension and profit sharing plans, individuals and other institutions located principally in Canada and the United States. As of August 31, 2001, BPI had approximately $3.8 billion of total assets under management. BPI's address is Tower Place at the Summit, 1900 Summit Tower Boulevard, Suite 450, Orlando, Florida 32810.

     For a list of the officers and directors of BPI and for further information about BPI, any other business, vocation or employment of a substantial nature in which a director or officer of BPI is, or at any time in the past two fiscal years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, response is incorporated by reference to BPI's Form ADV, File No. 801-53972, dated September 26, 2001.



Item 27.  Principal Underwriters:
          -----------------------

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:


Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward Jones Money Market Fund; Federated Limited Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated Adjustable Rate Securities Fund; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; The Wachovia Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds.


         (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------          -----------------      ----------------------

Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              Theresa M. Johnson
                              Christopher L. Johnston
                              H. Joseph Kennedy
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Lisa Arcuri
                              Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              Renee L. Gebben
                              John T. Glickson
                              Ernest L. Linane
                              William Rose
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Thomas R. Donahue
                              Timothy S. Johnson
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

         (c)     Not applicable



Item 28.    Location of Accounts and Records:
            --------------------------------

            Marshall Funds, Inc...........      770 North Water Street
            --------------------
                                                Milwaukee, Wisconsin 53202
                                                (Notices should be sent to
                                                the Agent for Service at the
                                                address above)

                                                1000 North Water Street
                                                Milwaukee, WI  53202

            Federated Shareholder Services      Federated Investors Tower
            ------------------------------
            Company.......................      1001 Liberty Avenue
            -------
            ("Transfer Agent, Dividend          Pittsburgh, PA  15222-3779
            Disbursing Agent, and Portfolio
            Accounting Services")

            Federated Administrative Services   Federated Investors Tower
            ("Administrator")                   1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

            M & I Investment Management Corp.   1000 North Water Street
            ---------------------------------
            ("Adviser")                         Milwaukee, WI  53202

            Marshall & Ilsley Trust Company     1000 North Water Street
            -------------------------------
            N.A. ("Custodian")                  Milwaukee, WI  53202

            BPI Global Asset Management, LLP    1900 Summit Tower Blvd.
            --------------------------------
            ("Sub-Adviser")                     Suite 450
                                                Orlando, Florida 32810

Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:
            ------------

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholders meetings by shareholders.

                                SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MARSHALL FUNDS, INC., and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 16th day of August, 2002.

                           MARSHALL FUNDS, INC.

                  BY: /s/ Brooke J. Billick
                  Secretary
                  Attorney in Fact for John M. Blaser
                  August 16, 2002


    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/ Brooke J. Billick
    Brooke J. Billick             Attorney In Fact          August 16, 2002
    SECRETARY                     For the Persons
                                  Listed Below

    NAME                            TITLE

John M. Blaser*                   President and Director


Ann K. Peirick*                   Treasurer (Principal
                                  Financial and
                                  Accounting Officer)

John DeVincentis*                 Director

Duane E. Dingmann*                Director

James Mitchell*                   Director

Barbara J. Pope*                  Director

David W. Schulz*                  Director

* By Power of Attorney